SHARE CAPITAL AND SHAREBASED PAYMENTS (Detail 2) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Outstanding and exercisable underlying shares, Beginning	2,980,774
Restricted Share Unit [Member]
Statement [Line Items]
Outstanding and exercisable underlying shares, Beginning	2,874,000	2,372,875
Outstanding and exercisable Weighted Average Exercise Price, Beginning	$ 1.28	$ 0.94
Weighted Average Exercise Price, Granted		1.64
Weighted Average Exercise Price, Exercised	1.22	0.99
Weighted Average Exercise Price, Cancelled / Forfeited	$ 1.54	$ 1.00
Stock options outstanding, Ending	1,439,477	2,874,000
Stock options outstanding	$ 1.32	$ 1.28
Granted		1,481,000
Exercised	(1,330,167)	(863,901)
Cancelled / Forfeited	(104,356)	(115,974)